Related party transactions - Summary of Major Related Parties and Their Relationships With The Company (Detail)	12 Months Ended
Mar. 31, 2022
Nanjing Xingmu [Member]
Schedule Of Transactions Between Related Parties [Line Items]
Name of related parties	Nanjing Xingmu
Relationship with the company	An equity investee of the Company before November 1, 2019
Nanjing Animal Pharmaceutical [Member]
Schedule Of Transactions Between Related Parties [Line Items]
Name of related parties	Nanjing Animal Pharmaceutical
Relationship with the company	An equity investee of the Company
Wuhan Chunzhijin [Member]
Schedule Of Transactions Between Related Parties [Line Items]
Name of related parties	Wuhan Chunzhijin
Relationship with the company	An equity investee of the Company
Weishi Network [Member]
Schedule Of Transactions Between Related Parties [Line Items]
Name of related parties	Weishi Network
Relationship with the company	An equity investee of the Company
Beijing Petdog [Member]
Schedule Of Transactions Between Related Parties [Line Items]
Name of related parties	Beijing Petdog
Relationship with the company	An available-for-sale debt investee that the Company has significant influence
Shanghai Guangcheng Information Technology (limited partnership) (Shanghai Guangcheng Information) [Member]
Schedule Of Transactions Between Related Parties [Line Items]
Name of related parties	Shanghai Guangcheng Information Technology (limited partnership) (“Shanghai Guangcheng Information”)
Relationship with the company	A company with a common director of the Company
Yingzhi (Lisa) Tang [Member]
Schedule Of Transactions Between Related Parties [Line Items]
Name of related parties	Yingzhi (Lisa) Tang
Relationship with the company	Senior management of the Company
Lijun Zhou [Member]
Schedule Of Transactions Between Related Parties [Line Items]
Name of related parties	Lijun Zhou
Relationship with the company	Senior management of the Company until April, 2022
Di (Jackie) Chen [Member]
Schedule Of Transactions Between Related Parties [Line Items]
Name of related parties	Di (Jackie) Chen
Relationship with the company	Senior management of the Company until July, 2021
Ying (Christina) Zhang [Member]
Schedule Of Transactions Between Related Parties [Line Items]
Name of related parties	Ying (Christina) Zhang
Relationship with the company	Senior management of the Company until February, 2022
Fei Wang [Member]
Schedule Of Transactions Between Related Parties [Line Items]
Name of related parties	Fei Wang
Relationship with the company	Senior management of the Company until April, 2022
Yan Jiang [Member]
Schedule Of Transactions Between Related Parties [Line Items]
Name of related parties	Yan Jiang
Relationship with the company	Senior management of the Company